Reserves (Tables)	6 Months Ended
Dec. 31, 2025
Reserves [Abstract]
Schedule of Reserves
	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Foreign currency translation reserve	261,463	271,902
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	22,152,156	4,743,075
	66,412,329	49,013,687

Schedule of Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	271,902	(4,412,218)
Foreign currency exchange differences arising on translation of foreign operations	(10,439)	4,684,120
Balance at end of period	261,463	271,902

Schedule of Share-Based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	4,743,075	790,690
Issue of RSUs to Directors and management (note 15)	18,336,359	27,044,194
Issue of RSU’s to suppliers (note 15)	-	80,700
Issue of shares to Directors and management in lieu of fees	-	1,079,318
Transaction costs for PIPE warrants (Financial liability)	-	25,703
Exercise of warrants (Cashless)	(31,678)	-
Issue of warrants PIPE (brokers) (i)	3,661,200	160,574
Issue of shares upon vesting of RSU’s	(4,556,800)	(24,438,104)
Balance at end of period	22,152,156	4,743,075

(i)	On October 6, 2025, a total of 600,000 warrants were issued to brokers of the PIPE. The unlisted warrants have an exercise price of $7.00 each on or before 6 October 2031. The warrants are classified as an equity settled share-based payment expense under IFRS 2 (note 4).

Schedule of NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ.

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	43,998,710	43,998,710
NASDAQ listing costs	-	-
Balance at end of period	43,998,710	43,998,710